SUBSEQUENT EVENTS (Narrative) (Details)			1 Months Ended
	Feb. 06, 2026 shares	Jan. 07, 2026 shares	Mar. 16, 2026 MW-M $ / shares shares	Apr. 15, 2024 $ / shares shares	Jan. 06, 2026 shares	Dec. 31, 2025 shares	Feb. 20, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 $ / shares
Subsequent Event [Line Items]
Options granted				7,798
Shares authorized					12,000,000	2,000,000	1,500,000	500,000
Number of warrants						3,015,228
Warrants exercise price | $ / shares				$ 96					$ 342
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares authorized		12,000,000
Reverse share split	1-for-5 reverse share split of its ordinary shares	1 for 5 reverse share split
Reverse share split, stock issued	47,500
Minimum scope of MW | MW-M			150
Director [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Options granted		3,000
Bladeranger Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent event, description			The agreement is limited to up to three qualifying customers, and it is valid for a period of 12 months, BladeRanger and its assignees may not exercise any of the warrants if, following such exercise, their holdings would exceed 9.99% of the Company’s outstanding ordinary shares.
Number of warrants			100,000
Warrants exercise price | $ / shares			$ 0.01